Structured Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of information about structured entities [line items]
Assets	¥ 292,165,070	¥ 281,271,637
Unconsolidated structured entities [Member]
Disclosure of information about structured entities [line items]
Income from sponsored unconsolidated structured entities	82,291	74,038
Assets transferred to sponsored unconsolidated structured entities	2,008,105	3,083,879
Asset backed commercial paper conduits [Member]
Disclosure of information about structured entities [line items]
Assets	997,161	937,627
Notional amounts of liquidity and credit enhancement facilities	¥ 1,732,416	¥ 1,556,867